Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

Note Conversions

From January 1, 2020 through the date of this filing , the Company issued 2,804,424 shares of its common stock at an average contractual conversion price of $0.1654, ranging from $0.0672 to $0.75, as a result of the conversion of principal and interest in the aggregate amount of $267,187 underlying certain outstanding convertible notes converted during such period. Notes totaling $82,500 contained bifurcated embedded conversion option derivatives. Accordingly the fair market value of shares issued was $228,863 resulting in a loss on extinguishment of $146,367. The Company reclassified $410,750 in put premiums to additional paid in capital following conversions from January 1, 2020 through the date of this filing.

Increase in Authorized Common Stock

On February 4, 2020 the Directors resolved to increase the Common Stock of the Company from 100,000,000 authorized shares to 1,000,000,000 authorized shares and believes that such number of authorized shares of Common Stock will be in the best interests of the Corporation and its stockholders because the Board believes that the availability of more shares of Common Stock for issuance will allow the Corporation greater flexibility in pursuing financing from investors, meeting business needs as they arise, taking advantage of favorable opportunities and responding to a changing corporate environment. The Company filed the necessary documents with the U.S. Securities and Exchange Commission on February 6, 2020 and at the date of this filing the increase in authorized shares to 1,000,000,000 has not yet been effected.

January 7, 2020 Power Up Lending Group Securities Purchase Agreement

Effective January 7, 2020, the Company entered into a securities purchase agreement with Power Up Lending Group Ltd. (“Power Up”), pursuant to which Power Up purchased a convertible promissory note (the “January 7, 2020 Power Up Note”) from the Company in the aggregate principal amount of $75,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The transaction closed on January 7, 2020 and the Company received payment on January 13, 2020 in the amount of $72,000, net of $2,500 paid directly toward legal fees and $500 to Power Up for due diligence fees.

The maturity date of the January 7, 2020 Power Up Note is January 7, 2021. The January 7, 2020, Power Up Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Power Up in shares of the Company’s common stock, but shall not be payable until the January 7, 2020 Power Up Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Power Up has the option to convert all or any amount of the principal face amount of the January 7, 2020 Power Up Note, starting on July 4, 2020 and ending on the later of the maturity date or the date the Default Amount, which is an amount equal to 150% of an amount equal to the then outstanding principal amount of the January 7, 2020 Power Up Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the January 7, 2020 Power Up Note shall be $3.05, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price (“Variable Conversion Price”) and $3.05. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the January 7, 2020 Power Up Note, the “Market Price” shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock. An aggregate total of $307,400 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value.

The January 7, 2020 Power Up Note contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

January 7, 2020 Consulting Services Agreement

On February 4, 2020, the Company entered into an agreement with a certain consultant in relation to services provided during the period ended December 31, 2019 whereby the Company agreed to issue 150,000 vested shares of the Company’s common stock to the consultant in satisfaction of those services. On February 4, 2020, the Company issued the 150,000 shares of the Company’s common stock valued at $0.14 per share; being the closing price of the stock on the date of the agreement, to such consultant, or $21,000, which amount was recorded as a share based expense in the financial statements for the six months ended December 31, 2019.

January 13, 2020 Ader Alef Securities Purchase Agreements

Effective January 13, 2020, the Company entered into a securities purchase agreement with Ader Alef, pursuant to which Ader Alef purchased a convertible promissory note (the “January 13, 2020 Ader Alef Note”) from the Company in the aggregate principal amount of $110,250, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Ader Alef any time after the six month anniversary of the January 13, 2020 Ader Alef Note. The January 13, 2020 Ader Alef Note contains an original discount of $5,250. The transactions contemplated by the Ader Alef Securities Purchase Agreement closed on January 13, 2020. Pursuant to the terms of the Ader Alef Securities Purchase Agreement, Ader Alef deducted $5,000 from the principal payment due under the January 13, 2020 Ader Alef Note at the time of closing, to be applied to its legal expenses and the Company received net cash proceeds of $100,000 on January 15, 2020. The Company intends to use the net proceeds from the January 13, 2020 Ader Alef Note for general working capital purposes.

The maturity date of the January 13, 2020 Ader Alef is January 13, 2021. The January 13, 2020 Ader Alef Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Ader Alef in shares of the Company’s common stock; but shall not be payable until the January 13, 2020 Ader Alef Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Ader Alef has the option to convert all or any amount of the principal face amount of the January 13, 2020 Ader Alef Note at any time from the date of issuance and ending on the later of the maturity date and the date the Default Amount, which is an amount between 112% and 135% of an amount equal to the then outstanding principal amount of the January 13, 2020 Ader Alef Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the January 13, 2020 Ader Alef Note during the first 6 months the January 13, 2020 Ader Alef Note is in effect shall be fixed at $2.50 and thereafter shall be equal to a 35% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Ader Alef shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Ader Alef and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Ader Alef to the Company. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $59,365 put premium.

The January 13, 2020 Ader Alef Note contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

January 22, 2020 GS Capital Securities Purchase Agreements

Effective January 22, 2020, the Company entered into a securities purchase agreement with GS Capital, pursuant to which GS Capital purchased a convertible promissory note (the “January 22, 2020 GS Note”) from the Company in the aggregate principal amount of $58,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GS Capital any time after the six month anniversary of the January 22, 2020 GS Capital Note. The January 22, 2020 GS Note contains an original discount of $3,500. The transactions contemplated by the GS Capital Securities Purchase Agreement closed on January 22, 2020. Pursuant to the terms of the GS Capital Securities Purchase Agreement, GS Capital deducted $2,500 from the principal payment due under the January 22, 2020 GW Note, at the time of closing, to be applied to its legal expenses and received net cash proceeds of $52,000 on January 28, 2020. The Company intends to use the net proceeds from the January 22, 2020 GW Note for general working capital purposes.

The maturity date of the January 22, 2020 GS Capital is January 22, 2021. The January 22, 2020 GS Capital Note bears interest at a rate of 10% per annum, which interest may be paid by the Company to GS Capital in shares of the Company’s common stock; but shall not be payable until the January 22, 2020 GS Capital Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, GS Capital has the option to convert all or any amount of the principal face amount of the January 22, 2020 GS Capital Note at any time from the date of issuance and ending on the later of the maturity date and the date the Default Amount, which is an amount between 112% and 130% of an amount equal to the then outstanding principal amount of the January 22, 2020 GS Capital Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the January 22, 2020 GS Capital Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GS Capital shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GS Capital and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GS Capital to the Company. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $38,667 put premium.

The January 22, 2020 GS Note contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

NOTE 13 – SUBSEQUENT EVENTS

On July 19, 2019, pursuant to a consulting agreement 20,000 shares of common stock were issued to the contractor as compensation for services rendered.

Note Conversions

On July 10, 2019, pursuant to a conversion notice, $16,500 in principal and $2,031 in interest was converted at $0.91 per share into 20,454 shares of common stock.

On August 8, 2019, pursuant to a conversion notice, $21,000 in principal and $2,720.67 in interest was converted at $0.798 per share into 29,725 shares of common stock.

On August 8, 2019, pursuant to a conversion notice, $28,000 in principal and $1,859.51 in interest was converted at $0.8113 per share into 36,804 shares of common stock.

On September 4, 2019, pursuant to a conversion notice, $20,000 in principal and $2,711 in interest was converted at $0.63 per share into 36,049 shares of common stock.

On September 9, 2019, pursuant to a conversion notice, $7,820 in principal and $574 in interest was converted at $0.63 per share into 13,360 shares of common stock.

On September 18, 2019, pursuant to a conversion notice, $18,000 in principal and $2,496 in interest was converted at $0.45 per share into 45,547 shares of common stock.

July 3, 2019 Securities Purchase Agreement - Power Up Lending

Effective July 3, 2019, the Company entered into a securities purchase agreement with Power Up Lending Group Ltd. (“Power Up”), pursuant to which Power Up purchased a convertible promissory note (the “July 2019 Power Up Note”) from the Company in the aggregate principal amount of $78,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The transaction closed on July 3, 2019 and the Company received payment on July 8, 2019 in the amount of $78,000, of which $2,500 was paid directly toward legal fees and $500 to Power Up for due diligence fees resulting in net cash proceeds of $75,000.

The maturity date of the July 2019 Power Up Note is July 3, 2020. The July 2019, Power Up Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Power Up in shares of the Company’s common stock, but shall not be payable until the July 2019 Power Up Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Power Up has the option to convert all or any amount of the principal face amount of the July 2019 Power Up Note, starting on December 30, 2019 and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 150% of an amount equal to the then outstanding principal amount of the July 2019 Power Up Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the July 2019 Power Up Note shall be $3.25, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price (“Variable Conversion Price”) and $3.25. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the July 2019 Power Up Note, the “Market Price” shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

July 30, 2019 Securities Purchase Agreement - Odyssey Capital Funding LLC

Effective July 30, 2019, the Company entered into a securities purchase agreement with Odyssey Capital Funding LLC,. (“Odyssey”), pursuant to which Odyssey purchased a convertible promissory note (the “July 2019 Odyssey Note”) from the Company in the aggregate principal amount of $320,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Odyssey. The July 2019 Odyssey Note contains an original discount of $25,000. The transaction closed on July 30, 2019 and the Company received payment on August 1, 2019 in the amount of $295,000, of which $10,000 was paid directly toward legal fees, resulting in net cash proceeds of $285,000.

The maturity date of the July 2019 Odyssey Note is July 30, 2020. The July 2019 Odyssey Note bears interest at a rate of 10% per annum, which interest may be paid by the Company to Odyssey in shares of the Company’s common stock, but shall not be payable until the July 2019 Odyssey Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Odyssey has the option to convert all or any amount of the principal face amount of the July 2019 Odyssey Note, starting on January 31, 2020 and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 120% of an amount equal to the then outstanding principal amount of the July 2019 Odyssey Note plus any interest accrued from July 30, 2019 at the default interest rate of 24% per annum, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the July 2019 Odyssey Note shall be equal to 65% of the lowest closing bid price of the Common Stock as reported on the OTC Markets on which the Company’s shares are then traded or any exchange upon which the Common Stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company.

Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days’ prior written notice by the Holder to the Company).

August 30, 2019 Securities Purchase Agreement – Auctus Fund, LLC

Effective August 30, 2019, the Company entered into a securities purchase agreement with Auctus Fund, LLC (“Auctus”), pursuant to which Auctus purchased a convertible promissory note (the “August 2019 Auctus Note”) from the Company in the aggregate principal amount of $550,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Auctus. The transaction closed on August 30, 2019 and the Company received payment on September 4, 2019 in the amount of $550,000, of which $5,000 was paid directly toward legal fees and $40,000 to Auctus for due diligence fees resulting in net cash proceeds of $505,000.

The maturity date of the August 2019 Auctus Note is August 30, 2020. The August 2019 Auctus Note bears interest at a rate of 10% per annum, which interest may be paid by the Company to Auctus in shares of the Company’s common stock, but shall not be payable until the August 2019 Auctus Note becomes payable, whether at the maturity date or upon acceleration or by prepayment. The August 2019 Auctus Note may not be prepaid without the written consent of Auctus. Any amount of principal or interest which is not paid when due shall bear interest at the rate of 24% per annum.

Additionally, Auctus has the option to convert all or any amount of the principal face amount of the August 2019 Auctus Note, at any time following the issue date and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 125% of an amount equal to the then outstanding principal amount of the August 2019 Auctus Note (but not less than $15,000) plus any interest accrued from August 30, 2019 at the default interest rate of 24% per annum, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the August 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

In connection with the issuance of the August 2019 Auctus Note, the Company issued common stock purchase warrants to Auctus to purchase 450,000 shares of the Company’s common stock (the “First Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such First Warrant at an “Exercise Price” of $2.25. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 300,000 shares of the Company’s common stock (the “Second Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Second Warrant at an “Exercise Price” of $3.33. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 225,000 shares of the Company’s common stock (the “Third Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Third Warrant at an “Exercise Price” of $4.50. The First Warrant, Second Warrant, and Third Warrant shall collectively be referred as the “Warrants”. The Warrants have an “Exercise Period” of five years form the date of issuance being August 30, 2019.

October 1, 2019 Securities Purchase Agreement – GW Holdings Group, LLC

Effective October 1, 2019, the Company entered into a securities purchase agreement with GW Holdings Group, LLC. (“GW Holdings”), pursuant to which GW Holdings purchased a convertible promissory note (the “October 2019 GW Holdings Note”) from the Company in the aggregate principal amount of $131,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GW Holdings. The transaction closed on October 1, 2019 and the Company received payment on October 3, 2019 in the amount of $131,000, of which $6,000 was paid directly toward legal fees resulting in net cash proceeds of $125,000.

The maturity date of the October 2019 GW Holdings is October 1, 2020. The October 2019 GW Holdings Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to GW Holdings in shares of the Company’s common stock, but shall not be payable until the October 2019 GW Holdings Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, GW Holdings has the option to convert all or any amount of the principal face amount of the October 2019 GW Holdings Note at any time from the date of issuance and ending on the later of the maturity date and the date the Default Amount, which is an amount between 110% and 150% of an amount equal to the then outstanding principal amount of the October 2019 GW Holdings Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the October 2019 GW Holdings Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.

October 3, 2019 Securities Purchase Agreement – Crown Bridge Partners, LLC

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, LLC. (“Crown Bridge”), pursuant to which Crown Bridge purchased a convertible promissory note (the “October 2019 Crown Bridge Note”) from the Company in the aggregate principal amount of $108,000, with an original issue discount of $5,000; such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Crown Bridge. The transaction closed on October 3, 2019 and the Company received payment on October 8, 2019 in the amount of $103,000, of which $3,000 was paid directly toward legal fees resulting in net cash proceeds of $100,000.

The maturity date of the October 2019 Crown Bridge is October 3, 2020. The October 2019 Crown Bridge Note bears interest at a rate of 10% per annum, which interest may be paid by the Company to Crown Bridge in shares of the Company’s common stock, but shall not be payable until the October 2019 Crown Bridge Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Crown Bridge has the option to convert all or any amount of the principal face amount of the October 2019 Crown Bridge Note at any time from the date of issuance and ending on the later of the maturity date and the date the Default Amount, which is an amount of 140% of an amount equal to the then outstanding principal amount of the October 2019 Crown Bridge Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the October 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the Conversion Date in accordance with the Notice of Conversion. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company.